Investment Securities - Additional Information on Securities in a Continuous Loss Position (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) securities Security	Dec. 31, 2014 USD ($) securities Security
Schedule of Available-for-sale Securities
Number of debt securities with unrealized losses | Security	252	112
Debt securities with unrealized losses (percentage of amortized cost)	1.10%	1.31%
Number of securities | securities	43	71
Amortized cost basis	$ 241,561	$ 574,840
Unrealized loss	$ 5,996	$ 10,390
Fannie Mae, Freddie Mac, or Ginnie Mae
Schedule of Available-for-sale Securities
Number of securities | securities	40	66
Amortized cost basis	$ 236,800	$ 566,113
Unrealized loss	$ 5,895	$ 10,254
Political Subdivisions
Schedule of Available-for-sale Securities
Number of securities | securities	2	5
Amortized cost basis	$ 4,253	$ 8,727
Unrealized loss	$ 92	$ 136
Other
Schedule of Available-for-sale Securities
Number of securities | securities	1	0
Amortized cost basis	$ 508	$ 0
Unrealized loss	$ 9	$ 0